UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

SB ADJUSTABLE RATE INCOME PORTFOLIO

FORM-NQ

JANUARY 31, 2005

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
STOCKS - 100.5%
Australia - 1.6%
62,000	Macquarie Bank Ltd.	$2,351,230
27,000	Westpac Banking Corp.	402,394

		2,753,624

Denmark - 1.4.%
44,000	Novo Nordisk A/S, Class B Shares	2,351,497

Finland - 2.0%
220,000	Nokia Oyj (a)	3,368,386

France - 5.7%
70,000	Axa	1,702,338
32,000	Essilor International SA (a)	2,277,066
30,000	Groupe Danone (a)	2,801,863
13,000	Total SA (a)	2,795,991

		9,577,258

Germany - 3.1%
25,300	BASF AG (a)	1,731,138
12,500	SAP AG (a)	1,946,540
50,000	Stada Arzneimittel AG (a)	1,453,809

		5,131,487

Greece - 1.0%
25,000	EFG Eurobank Ergasias (b)	806,898
45,000	Piraeus Bank S.A.	828,522

		1,635,420

Hong Kong - 3.4%
88,207	HSBC Holdings PLC (a)	1,460,669
118,000	Hutchinson Whampoa Ltd. (a)	1,075,496
826,000	Li & Fung Ltd. (a)	1,362,786
745,000	Luen Thai Holdings Ltd. (b)	382,610
191,000	Swire Pacific Ltd.	1,499,849

		5,781,410

Ireland - 9.6%
103,000	Bank of Ireland	1,630,674
168,000	CRH PLC	4,459,799
584,000	Grafton Group PLC	7,145,188
180,740	Irish Continental Group PLC	2,856,870

		16,092,531

Italy - 0.8%
112,000	Saipem S.p.A. (a)	1,418,579

Japan - 18.8%
77,000	CANON INC.	4,001,353
30,000	DaiichiKosho Co., Ltd.	751,382
300	Dentsu Inc. (a)	759,097

See Notes to Schedules of Investments.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO
Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Japan - 18.8% (continued)
179,000	Dowa Mining Co., Ltd.	$1,233,115
44,500	Honda Motor Co., Ltd. (a)	2,334,403
16,000	Hoya Corp. (a)	1,643,994
58,000	Ito-Yokado Co., Ltd.	2,316,501
298	Mitsubishi Tokyo Financial Group, Inc.	2,828,069
27,000	Nichii Gakkan Co. (a)	921,255
8,500	Nidec Corp. (a)	955,172
159,000	Nomura Holdings, Inc.	2,103,455
580	NTT DoCoMo, Inc. (a)	1,009,086
6,500	Orix Corp.	856,809
1,080	Rakuten, Inc. (a)	1,010,807
12,000	Rohm Co., Ltd.	1,093,241
26,000	Seven-Eleven Japan Co., Ltd. (a)	786,098
100,000	Sharp Corp.	1,532,593
55,000	Shin-Etsu Chemical Co., Ltd.	2,172,568
75,000	Terumo Corp.	2,164,003
18,600	Tokyo Electron Ltd.	1,080,938

		31,553,939

Mexico - 1.7%
835,100	Wal - Mart De Mexico S.A. de C.V.	2,879,398

The Netherlands - 3.2%
39,351	ING Groep N.V.	1,137,056
72,000	Randstad Holdings N.V.	2,816,952
25,000	Royal Dutch Petroleum Co. (a)	1,454,549

		5,408,557

Norway - 0.7%
157,000	Stolt Offshore S.A. (a)(b)	1,101,635

Singapore - 2.2%
200,000	DBS Group Holdings, Ltd.	1,931,088
289,000	Singapore Press Holdings, Ltd.	787,848
104,000	Venture Corp., Ltd.	998,480

		3,717,416

Spain - 5.5%
111,000	Banco Bilbao Vizcaya Argentaria, S.A. (a)	1,873,517
226,000	Indra Sistemas, S.A.	3,869,105
190,000	Telefonica S.A. (b)	3,465,596

		9,208,218

Sweden - 2.0%
37,000	Atlas Copco AB (a)	1,727,195
534,000	Telefonaktiebolaget LM Ericsson (b)	1,571,200

		3,298,395

See Notes to Schedules of Investments.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO
Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Switzerland - 11.3%
115,000	Mettler - Toledo International Inc. (b)	$5,768,400
6,500	Nestle SA (a)	1,706,527
41,000	Novartis AG	1,966,475
45,000	Roche Holding AG	4,803,355
8,800	Synthes, Inc. (b)	1,010,671
45,000	UBS AG	3,652,052

		18,907,480

United Kingdom - 25.5%
50,000	BOC Group PLC	924,320
330,700	BP PLC	3,280,038
681,000	Capita Group PLC	4,599,351
535,000	Compass Group PLC	2,431,572
154,000	Diageo PLC	2,099,746
326,471	Kingfisher PLC	1,876,655
880,000	mm02 PLC (b)	2,086,351
70,000	Rio Tinto PLC	2,188,106
57,647	Royal Bank of Scotland Group PLC	1,910,274
1,137,000	Serco Group PLC	5,330,558
100,000	Smith & Nephew PLC	978,639
566,145	Tesco PLC	3,277,860
350,000	Tomkins PLC	1,782,067
3,196,000	Vodafone Group PLC	8,276,741
162,000	WPP Group PLC	1,764,320

		42,806,598

United States - 1.0%
100,012	News Corp., Class B Shares (a)	1,758,211

	TOTAL STOCKS
	(Cost - $125,433,079)	168,750,039

SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 13.8%
23,135,121	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $23,135,121)	23,135,121

	TOTAL INVESTMENTS - 114.3% (Cost - $148,568,200*)	191,885,160
	Liabilities in Excess of Other Assets - (14.3)%	(24,047,592)

	TOTAL NET ASSETS - 100.0%	$167,837,568

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Sector*
Financials	19.2%
Consumer Discretionary	16.1
Information Technology	15.6
Industrials	10.5
Telecommunication Services	8.8
Healthcare	8.0
Materials	7.5
Energy	6.0
Consumer Staples	5.8
Other	2.5

100.0%

*	As a percentage of total investments.

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†		SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES - 39.0%
		U.S. Treasury Notes:
$450,000		4.875% due 2/15/12 (a)(b)	$476,033
205,000		4.000% due 2/15/14 (a)	203,414
400,000		U.S. Treasury Bonds, 6.250% due 5/15/30 (a)(b)	494,219
		Federal Home Loan Mortgage Corp.:
1,000,000		5.000% due 2/1/35 (c)(d)	998,750
1,250,000		6.000% due 2/1/35 (c)(d)	1,291,797
		Federal National Mortgage Association:
250,000		5.000% due 2/1/35 (c)(d)	249,453
2,410,000		6.500% due 2/1/35 (c)(d)	2,522,214

		TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES
		(Cost - $6,141,288)	6,235,880

FACE AMOUNT†	RATING(e)

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
44,441	A+	Commercial Mortgage Pass-Through Certificates, Series 2003-FL9,
		Class E, 3.480% due 11/15/15 (f)(g)	44,768
125,000	A2*	Merit Securities Corp., Series 11PA, Class B2, 4.059% due 9/28/32 (a)(f)(g)	127,289

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $157,006)	172,057

ASSET-BACKED SECURITIES - 4.6%
150,000	A	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2,
		3.730% due 8/25/32 (a)(g)	151,277
250,000	NR	Bayview Financial Acquisition Trust, Series 2001-CA, Class M3,
		3.780% due 8/25/36 (a)(f)(g)	248,984
		Bear Stearns Asset Backed Securities:
13,412	BBB	Series 2003-HE1N, Class N1, 6.500% due 1/25/34 (f)	13,455
26,093	BBB	Series 2004-HE6, Class A1, 5.250% due 8/25/34 (f)	26,025
25,692	BBB	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (f)	25,575
		Countrywide Asset-Backed Certificates:
50,000	AA	Series 2004-5, Class M4, 3.780% due 6/25/34 (g)	49,685
26,679	BBB	Series 2004-5N, Class N1, 5.500% due 10/25/35 (f)	26,650
57,162	B	First Consumers Master Trust, Series 2001-A, Class A, 2.790% due 9/15/08 (a)(g)	56,769
13,215	AAA	Green Tree Home Equity Loan Trust, Series 1999-D, Class A5, 7.880% due 9/15/30	13,254
70,000	BBB	Metris Master Trust, Series 2001-2, Class B, 3.580% due 11/20/09 (g)	69,564
20,000	A	Novastar Home Equity Loan Trust, Series 2003-4, Class M2, 4.155% due 2/25/34 (g)	20,629
		Sail Net Interest Margin Notes:
3,444	BBB	Series 2003-3, Class A, 7.750% due 4/27/33 (f)	3,455
24,720	BBB+	Series 2004-4A, Class A, 5.000% due 4/27/34 (f)	24,814

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $715,936)	730,136

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	RATING(e)	SECURITY	VALUE
CORPORATE BONDS AND NOTES - 25.5%

Aerospace/Defense - 0.3%
$25,000	B	Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11	$27,063
25,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	27,625

			54,688

Airlines - 0.2%
25,000	BB-	Continental Airlines, Inc., Pass-Through Certificates,
		Series 98-3, Class C-2, 7.250% due 11/1/05	23,093

Automotive - 0.6%
50,000	BBB	Daimerchrysler NA Holding Co., Notes, 4.050% due 6/4/08	49,792
25,000	B-	EaglePicher Inc., Sr. Notes, 9.750% due 9/1/13	22,125
22,000	BB-	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	24,860

			96,777

Business Services - 0.1%
22,000	CCC	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	22,330

Chemicals - 1.8%
15,000	Caa3*	Applied Extrusion Technologies, Inc., Sr. Notes, Series B, 10.750% due 7/1/11 (h)	8,700
25,000	BB+	FMC Corp., Sr. Debentures, 7.750% due 7/1/11	26,500
25,000	B	Huntsman Advanced Materials LLC., Sr. Secured Second Lien Notes, 11.000% due 7/15/10 (a)(f)	29,500
14,000	CCC+	Huntsman ICI Chemicals LLC, Sr. Sub. Notes, 10.125% due 7/1/09	14,770
25,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	28,000
25,000	B+	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	29,500
25,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	29,656
25,000	BB-	Millenium America Inc., Sr. Notes, 9.250% due 6/15/08 (f)	27,875
25,000	CCC	Resolution Performance Products LLC, Sr. Sub. Notes, 13.500% due 11/15/10	27,688
25,000	CCC+	Rhodia S.A., Sr. Sub. Notes, 8.875% due 6/1/11	25,750
25,000	B-	United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due 4/1/09	26,281
16,000	BB-	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	17,880

			292,100

Consumer Products & Services - 0.8%
1,000	CCC	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	1,003
50,000	CCC+	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	41,250
25,000	B-	ICON Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	21,000
25,000	B-	Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra, S.A. de C.V., Sr. Sub. Notes, 10.750% due 5/15/11	28,813
20,000	CCC	Levi Strauss & Co., Sr. Notes, 12.250% due 12/15/12	21,700
16,000	B	Tempur-Pedic, Inc./Tempur Production USA, Inc., Sr. Sub. Notes, 10.250% due 8/15/10	18,240

			132,006

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	RATING(e)	SECURITY	VALUE

Energy - 1.4%
$50,000	BBB	Devon Financing Corp., ULC., Notes, 6.875% due 9/30/11 (a)	$56,637
16,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	18,360
75,000	BBB	Petoleos Mexicanos, Global Bonds, 9.500% due 9/15/27 (a)(f)	96,375
25,000	B+	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	27,000
25,000	B	Vintage Petroleum, Inc., Sr. Sub. Notes, 7.875% due 5/15/11	26,813

			225,185

Environmental Services - 0.3%
25,000	BB-	Allied Waste North America, Inc., Sr. Notes, Series B, 9.250% due 9/1/12	26,625
25,000	B-	IMCO Recycling Inc., Sr. Secured Notes, Series B, 10.375% due 10/15/10	28,250

			54,875

Financial Services - 4.9%
75,000	A+	Bank of America Corp., Sr. Notes, 4.250% due 10/1/10 (a)	75,079
25,000	B-	BCP Caylux Holdings Luxembourg S.C.A., Sr. Sub. Notes, 9.625% due 6/15/14 (f)	27,875
100,000	BBB-	Capital One Financial Corp., Notes, 7.250% due 5/1/06 (a)	104,366
75,000	A	CIT Group Inc., Sr. Notes, 7.750% due 4/2/12 (a)	88,953
100,000	AAA	General Electric Capital Corp., Global Medium-Term Notes, Series A, 6.000% due 6/15/12 (a)	109,460
75,000	A	Household Finance Corp., Notes, 6.375% due 11/27/12 (a)	83,318
50,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	50,046
70,000	A	JPMorgan Chase & Co., Sub. Notes, 6.625% due 3/15/12	78,488
25,000	A	Lehman Brothers Holdings Inc., Notes, 3.500% due 8/7/08	24,623
55,000	BBB	MBNA Corp., Sr. Medium-Term Notes, 4.625% due 9/15/08 (a)	55,907
75,000	A+	Morgan Stanley, Notes, 6.600% due 4/1/12 (a)	83,888

			782,003

Food & Beverage - 0.4%
25,000	B	Del Monte Corp., Sr. Sub. Notes, Series B, 9.250% due 5/15/11	27,875
40,000	BBB+	Kraft Foods Inc., Notes, 5.625% due 11/1/11	42,488

			70,363

Healthcare - 0.5%
25,000	CC	aaiPharma Inc., Sr. Sub. Notes, 12.000% due 4/1/10	18,875
25,000	B	Extendicare Health Services, Inc., Sr. Notes, 9.500% due 7/1/10	27,875
25,000	B	Tenet Healthcare Corp., Sr. Notes, 9.875% due 7/1/14 (f)	26,063

			72,813

Hotel/Casino - 0.7%
25,000	B+	Host Marriott, L.P., Sr. Notes, 7.125% due 11/1/13	26,438
25,000	B	John Q. Hammons Hotels L.P./John Q. Hammons Hotels Finance Corp. III, First Mortgage Notes, Series B, 8.875% due 5/15/12	28,250
25,000	BB+	MGM Mirage Inc., Sr. Notes, 6.750% due 9/1/12 (f)	26,313
25,000	B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (f)	27,250

			108,251

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	RATING(e)	SECURITY	VALUE
Machinery - 0.5%
$25,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (f)	$27,437
25,000	B+	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	27,750
25,000	B	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11	27,875

			83,062

Manufacturing - 0.2%
25,000	B-	Medical Device Manufacturing Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (f)	27,125

Media - 2.2%
		Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp:
15,000	CCC-	Sr. Discount Notes, step bond to yield 18.168% due 5/15/11	10,500
		Sr. Notes:
50,000	CCC-	10.250% due 1/15/10	42,000
10,000	CCC-	10.000% due 5/15/11	8,025
50,000	BBB	Comcast Cable Communications Holdings., Notes, 8.375% due 3/15/13	61,861
25,000	B+	CSC Holdings, Inc., Sr. Sub. Debentures, 10.500% due 5/15/16	28,188
25,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Notes, 8.375% due 3/15/13	28,281
25,000	CCC+	Loews Cineplex Entertainment Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (f)	26,312
25,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	25,062
25,000	CCC	Muzak LLC/Muzak Finance Corp., Sr. Notes, 10.000% due 2/15/09	23,563
25,000	B-	Nextmedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	28,250
50,000	BBB+	Time Warner Inc., Debentures, 7.625% due 4/15/31	61,784

			343,826

Metals/Mining - 0.8%
25,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	25,750
25,000	B-	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	27,125
200,000	NR	Republic Technologies International, LLC/RTI Capital Corp.,
		Sr. Secured Notes, 13.750% due 7/15/09 (h)	0
65,000	BBB	WMC Finance (USA) Ltd., Notes, 5.125% due 5/15/13	65,501

			118,376

Packaging/Containers - 0.8%
25,000	B-	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	28,625
25,000	B	Jefferson Smurfit Corp. (U.S.), Sr. Notes, 8.250% due 10/1/12	26,625
25,000	B+	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	28,250
25,000	B-	Pliant Corp., Sr. Secured Notes, 11.125% due 9/1/09	27,406
25,000	CCC	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	22,813

			133,719

Paper/Forestry Products - 0.5%
25,000	B	Buckeye Technologies Inc., Sr. Sub. Notes, 8.000% due 10/15/10	25,187
60,000	BBB-	Domtar Inc., Notes, 5.375% due 12/1/13 (a)	59,151

			84,338

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	RATING(e)	SECURITY	VALUE
Printing/Publishing - 0.5%
$25,000	BB-	Cenveo Corp., Sr. Notes, 9.625% due 3/15/12	$27,000
23,000	B	Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	26,191
25,000	B+	R.H. Donnelley Finance Corp I., Sr. Sub. Notes, 10.875% due 12/15/12 (f)	29,375

			82,566

Real Estate - 0.6%
65,000	BBB	Boston Properties LP., Sr. Notes, 6.250% due 1/15/13 (a)	71,193
25,000	CCC+	MeriStar Hospitality Operating Partnership, L.P./MeriStar Hospitality Finance Corp. II,
		Sr. Notes, 10.500% due 6/15/09	27,187

			98,380

Retail - 1.6%
50,000	CCC+	Eye Care Centers of America, Inc., Sr. Sub. Notes, 9.125% due 5/1/08 (a)	51,896
25,000	B	Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (f)	25,063
60,000	BBB+	Limited Brands, Inc., Exchange Debentures, 6.950% due 3/1/33 (a)	66,161
25,000	B+	PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	29,250
75,000	BBB	Safeway Inc., Debentures, 7.250% due 2/1/31(a)	87,650

			260,020

Technology - 0.2%
25,000	CCC+	Amkor Technology, Inc., Sr. Sub. Notes, 10.500% due 5/1/09	24,250

Telecommunications - 2.5%
7,000	CCC	Alamosa (Delaware), Inc., Sr. Notes, 11.000% due 7/31/10	8,190
1,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	1,056
50,000	A	AT&T Wireless Services, Inc., Sr. Notes, 8.750% due 3/1/31	68,982
25,000	CCC	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Sr. Notes, 8.125% due 2/1/14 (f)	26,563
25,000	CCC	Crown Castle International Corp., Sr. Notes, 10.750% due 8/1/11	27,125
15,000	B+	Insight Midwest L.P./Insight Capital, Inc., Sr. Notes, 10.500% due 11/1/10	16,425
25,000	BB-	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12	27,375
25,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	22,438
25,000	BB	Nextel Communications Inc., Sr. Notes, 6.875% due 10/31/13	27,281
25,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (f)	27,313
		Qwest Services Corp., Notes:
25,000	B	14.000% due 12/15/10 (f)	29,813
25,000	B	14.500% due 12/15/14 (f)	31,437
25,000	B-	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	26,813
50,000	BBB-	Sprint Capital Corp., Global Notes, 6.900% due 5/1/19	56,532

			397,343

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	RATING(e)	SECURITY	VALUE
Utilities - 3.1%
$25,000	B-	The AES Corp., Sr. Notes, 9.500% due 6/1/09	$28,125
9,000	B+	Allegheny Energy Supply Co., LLC, Secured Notes, 10.250% due 11/15/07 (f)	10,125
25,000	BB-	BRL Universal Equipment 2001 A, L.P./BRL Univeral Equipment Corp., Sr. Secured Notes, 8.875% due 2/15/08	26,188
		Calpine Corp.:
25,000	CCC+	Sr. Notes, 8.750% due 7/15/07	20,438
25,000	B	Second Priority Sr. Secured Notes, 8.500% due 7/15/10 (f)	19,750
50,000	BBB	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08 (a)	50,266
25,000	B-	Dynegy Holdings Inc., Second Priority Sr. Secured Notes, 9.875% due 7/15/10 (f)	27,500
15,000	B	Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11	17,606
50,000	CCC+	El Paso Corp., Global Medium-Term Notes, 7.375% due 12/15/12 (a)	50,625
75,000	BBB	Entergy Gulf States Inc., First Mortgage Bonds, 6.200% due 7/1/33 (a)	76,213
25,000	NR	Mirant Americas Generation, Inc., Sr. Notes, 9.125% due 5/1/31 (h)	27,062
25,000	B	NRG Energy, Inc., Second Priority Sr. Secured Notes, 8.000% due 12/15/13 (f)	27,063
50,000	BBB-	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	51,236
25,000	B	Reliant Energy, Inc., Sr. Secured Notes, 9.250% due 7/15/10	27,937
25,000	B+	The Williams Cos., Inc., Notes, 7.625% due 7/15/19	27,875

			488,009

		TOTAL CORPORATE BONDS AND NOTES
		(Cost - $4,001,251)	4,075,498

SHARES
COMMON STOCK (i) - 1.0%
Media - 0.1%
1,997		UnitedGlobalCom, Inc. Class A Shares	19,511

Telecommunications - 0.9%
653		NTL Inc.	44,424
1,050		SpectraSite, Inc.	61,530
1,719		Telewest Global, Inc.	28,965

			134,919

		TOTAL COMMON STOCK
		(Cost - $103,813)	154,430

CONVERTIBLE PREFERRED STOCK - 0.2%
Telecommunications - 0.2%
25		Alamosa Holdings, Inc., 7.500% Cumulative, Series B (a) (Cost - $7,125)	24,031

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

WARRANTS			SECURITY	VALUE
WARRANTS (i) - 0.0%
Consumer Products & Services - 0.0%
200			Brown Jordan International, Inc., Expire 8/15/07 (f)	$2
1,701			Pillowtex Corp., Expire 11/24/09 (j)	2

				4

Telecommunications - 0.0%
15			American Tower Corp., Expire 8/1/08 (f)	3,457

			TOTAL WARRANTS (Cost - $4,367)	3,461

FACE AMOUNT†		RATING(e)
FOREIGN BONDS - 24.1%
Argentina - 0.3%
$100,000		D	Republic of Argentina, Debt Conversion Bonds, Series L-GP, 6.000% due 3/31/23 (g)	56,000

Brazil - 3.9%
			Federal Republic of Brazil:
222,827		BB-	Capitalization Bonds, 8.000% due 4/15/14	228,188
286,766		BB-	Debt Conversion Bonds, Series L, 3.125% due 4/15/12 (g)	274,399
			Global Bonds:
25,000		BB-	10.500% due 7/14/14	29,187
75,000		BB-	12.250% due 3/6/30 (a)	97,218

				628,992

Bulgaria - 0.2%
25,000		BBB-	Republic of Bulgaria, Euro-Dollar Bonds, Series REG S, 8.250% due 1/15/15	31,750

Colombia - 0.6%
			Republic of Colombia, Global Notes:
25,000		BB	10.000% due 1/23/12	28,250
25,000		BB	8.125% due 5/21/24	24,188
25,000		BB	8.375% due 2/15/27	24,125
25,000		BB	10.375% due 1/28/33	28,438

				105,001

Ecuador - 0.5%
75,000		CCC+	Republic of Ecuador, Euro-Dollar Bonds, 12.000% due 11/15/12	78,000

France - 1.7%
200,000	EUR	AAA	Government of France, Treasury Notes, 3.500% due 7/12/09	267,714

Germany - 3.1%
340,000	EUR	AAA	Federal Republic of Germany, Bonds,
			5.250% due 1/4/11	495,025

Italy - 0.7%
100,000		AA-	Region of Lombardy, Global Notes, 5.804% due 10/25/32 (a)	110,315

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†		RATING(e)	SECURITY	VALUE
Malaysia - 0.4%
$50,000		A-	Federation of Malaysia, Global Bonds, 7.500% due 7/15/11	$58,221

Mexico - 1.1%
			United Mexican States:
50,000		BBB-	Global Notes, 6.625% due 3/3/15	54,262
			Medium-Term Notes:
80,000		BBB-	8.300% due 8/15/31(a)	97,160
25,000		BBB-	Series A, 6.375% due 1/16/13	26,825

				178,247

Morocco - 0.0%
719		BB	Kingdom of Morocco, Bonds, Series A, 2.781% due 1/5/09 (g)	708

The Netherlands - 3.1%
340,000	EUR	AAA	Kingdom of the Netherlands, Bonds, 5.000% due 7/15/11	489,860

Panama - 0.3%
			Republic of Panama, Global Bonds:
25,000		BB	9.625% due 2/8/11	29,500
10,000		BB	9.375% due 1/16/23	11,750

				41,250

Peru - 0.8%
			Republic of Peru:
50,000		BB	Global Notes, 9.125% due 2/21/12	57,688
22,000		BB	Past-Due Interest Bonds, 5.000% due 3/7/17 (g)	21,010
50,000		BB	Restructured Debt, 4.500% due 3/7/17 (g)	46,688

				125,386

The Philippines - 0.7%
			Republic of the Philippines, Global Notes:
50,000		BB	8.375% due 3/12/09	53,375
50,000		BB	10.625% due 3/16/25	55,248

				108,623

Russia - 3.1%
			Russian Federation, Euro-Dollar Bonds:
50,000		BB+	8.250% due 3/31/10	55,125
100,000		BB+	11.000% due 7/24/18	142,000
280,400		BB+	5.000% due 3/31/30	294,756

				491,881

South Africa - 0.2%
25,000		BBB	Republic of South Africa, Global Notes, 6.500% due 6/2/14	27,531

Supranational - 0.7%
100,000		A	Corporación Andina de Fomento, Notes, Series B, 6.875% due 3/15/12 (a)	112,801

Sweden - 0.9%
1,000,000	SEK	NR	Government of Sweden, Bonds, Series 1048, 4.000% due 12/1/09	149,123

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	RATING(e)	SECURITY	VALUE
Turkey - 1.0%
		Republic of Turkey, Global Notes:
$25,000	BB-	9.000% due 6/30/11	$28,375
25,000	BB-	11.500% due 1/23/12	32,000
25,000	BB-	11.000% due 1/14/13	31,750
50,000	BB-	11.875% due 1/15/30	71,500

			163,625

Venezuela - 0.8%
		Republic of Venezuela, Global Notes:
25,000	B	10.750% due 9/19/13	28,937
25,000	B	8.500% due 10/8/14	25,519
75,000	B	9.250% due 9/15/27	77,344

			131,800

		TOTAL FOREIGN BONDS (Cost - $3,611,501)	3,851,853

		SUB-TOTAL INVESTMENTS (Cost - $14,742,287)	15,247,346

REPURCHASE AGREEMENTS - 31.5%

1,000,000		Bank of America dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $1,000,069; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 7.000% due 2/1/05 to 1/15/14 ; Market value - $1,020,000)	1,000,000

1,000,000		Deutsche Bank Securities dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $1,000,069; (Fully collateralized by various U.S. Government Agency Obligations and U.S. Treasury Bills, 0.000% to 7.625% due 2/3/05 to 7/15/32; Market value - $1,020,002)	1,000,000

1,039,000		Goldman Sachs Group dated 1/31/05, 2.490% due 2/1/05; Proceeds at maturity - $1,039,072; (Fully collateralized by U.S. Treasury Inflation Indexed Notes, 2.375% to 3.875% due 1/15/25 to 4/15/32; Market value - $1,059,780)	1,039,000

1,000,000		Morgan Stanley dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $1,000,069; (Fully collateralized by Federal Home Loan Banks, 0.000% to 6.000% due 5/4/05 to 4/26/24; Market value - $1,029,843)	1,000,000

1,000,000		UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $1,000,069; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value - $1,020,003)	1,000,000

		TOTAL REPURCHASE AGREEMENTS (Cost - $5,039,000)	5,039,000

		TOTAL INVESTMENTS - 127.0% (Cost - $19,781,287**)	20,286,346
		Liabilities in Excess of Other Assets - (27.0%)	(4,317,428)

		TOTAL NET ASSETS - 100.0%	$15,968,918

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

(a)	All or a portion of this security has been segregated for open futures contracts and/or “to-be-announced” securities.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Security is issued on a “to-be-announced” basis.

(d)	Security acquired under mortgage dollar roll agreement.

(e)	All ratings are by Standard & Poor’s Ratings Services, except for those identified by an asterick (*), which are rated by Moody’s Investors Services.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

These	securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Variable-rate security. Rate shown is rate in effect at January 31, 2005.

(h)	Security is currently in default.

(i)	Non-income producing security.

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

†	Face amount denominated in U.S. dollars unless noted otherwise.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 20 and 21 for definitions of ratings.

Abbreviations used in this schedule:

EUR - Euro

SEK - Swedish Krona

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
ADJUSTABLE-RATE SECURITIES - 87.8%
ASSET-BACKED SECURITIES - 25.4%
$250,000	AAA	Advanta Business Card Master Trust, Series 2003-B, Class A,	$250,657
		2.850% due 12/22/08
264,299	AAA	Ameriquest Mortgage Securities Inc., Series 2004-R8, Class A5,	264,909
		2.900% due 9/25/34
126,658	AAA	Amortizing Residential Collateral Trust, Series 2002-BC10, Class A3,	126,876
		2.960% due 1/25/33
299,591	AAA	Argent Securities Inc., Series 2004-W10, Class A2,	300,969
		2.920% due 10/25/34
		Asset Backed Securities Corp., Home Equity Loan Trust:
299,978	AAA	Series 2001-HE3, Class A1, 2.750% due 11/15/31	300,320
96,184	AAA	Series 2003-HE3, Class A2, 2.830% due 6/15/33	96,274
		Bayview Financial Acquisition Trust:
250,000	Aaa*	Series 2002-BA, Class A2, 3.180% due 3/25/35 (b)	250,161
169,624	AAA	Series 2002-DA, Class A, 2.960% due 8/25/32 (b)	169,991
67,527	AAA	Series 2003-E, Class A, 2.500% due 10/28/34	67,636
130,000	AAA	Series 2003-G, Class A1, 3.159% due 1/28/39	130,000
		Bear Stearns Asset Backed Securities I Trust:
342,524	AAA	Series 2004-B01, Class 1A1, 2.730% due 9/25/34	342,941
229,575	AAA	Series 2004-B01, Class 2A2, 2.930% due 9/25/34	230,338
		Bear Stearns Asset Backed Securities Trust:
102,246	AAA	Series 2003-SD1, Class A, 2.980% due 12/25/33	102,605
122,523	AAA	Series 2003-SD3, Class A, 3.010% due 12/25/42	122,833
		Business Loan Express:
135,467	Aaa*	Series 2001-1A, Class A, 3.150% due 7/20/27 (b)	136,291
172,369	AAA	Series 2002-AA, Class A, 3.180% due 6/25/28 (b)	173,515
230,766	AAA	Series 2003-AA, Class A, 3.430% due 5/15/29 (b)	234,611
121,834	AAA	Series 2003-2A, Class A, 3.330% due 1/25/32 (b)	123,121
150,000	AAA	Capital One Master Trust, Series 2001-1, Class A, 2.680% due 12/15/10	150,886
330,178	AAA	CDC Mortgage Capital Trust, Series 2002-HE1, Class A,	330,895
		2.840% due 1/25/33
246,609	AAA	Cendant Mortgage Corp., Series 2003-A, Class A3,	247,499
		3.080% due 7/25/43 (b)
225,000	AAA	Circuit City Credit Card Master Trust, Series 2003-2, Class A,	225,942
		2.910% due 4/15/11
250,000	AAA	Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A4,	250,145
		2.980% due 11/25/34
262,220	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2,	263,432
		2.990% due 8/25/32
191,017	AAA	Fremont Home Loan Trust, Series 2003-A, Class 2A2,	191,722
		2.773% due 8/25/33
250,000	AAA	GMAC Mortgage Corporation Loan Trust, Series 2004-HE2, Class A2,	246,079
		2.880% due 10/25/33
116,229	AAA	Household Home Equity Loan Trust, Series 2002-4, Class A,	116,398
		3.050% due 10/20/32

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 25.4% (continued)
$70,391	AAA	Household Mortgage Loan Trust, Series 2002-HC1, Class A,
		2.800% due 5/20/32	$70,598
250,000	AAA	Morgan Stanley ABS Capital I Inc. Trust, Series 2003-HE1, Class A4,
		3.030% due 5/25/33	250,693
150,000	AA	New Century Home Equity Loan Trust, Series 2004-2, Class M2,
		3.150% due 8/25/34	150,279
96,075	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A2,
		2.950% due 2/25/33	96,432
311,815	AAA	Renaissance Home Equity Loan Trust, Series 2003-3, Class A,
		3.030% due 12/25/33	312,928
56,675	AAA	Saxon Asset Securities Trust, Series 2002-1, Class AV1,
		2.780% due 3/25/32	56,766
214,065	AAA	Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class A2,
		2.780% due 2/25/34	214,190
99,970	AAA	Soundview Home Equity Loan Trust, Series 2003-1, Class A,
		2.980% due 8/25/31	100,245
86,095	Aaa*	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A,
		2.870% due 1/25/34	86,399
		Structured Asset Investment Loan Trust:
143,087	AAA	Series 2003-BC1, Class A2, 2.870% due 1/25/33	143,452
450,000	AAA	Series 2003-BC10, Class 3A5, 3.010% due 10/25/33	450,262
200,000	AAA	World Financial Network Credit Card Master Note Trust, Series 2003-A,
		Class A2, 2.850% due 5/15/12	201,260

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $7,570,514)	7,580,550

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.5%
293,316	AAA	Banc of America Mortgage Securities, Inc., Series 2003-F, Class 1A1,
		2.969% due 7/25/33	290,520
257,007	AAA	Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3,
		3.130% due 10/25/33	257,135
		CHL Mortgage Pass-Through Trust:
353,755	AAA	Series 2001 - HYB1, Class 1A1, 3.685% due 6/19/31	356,157
172,309	AAA	Series 2003 - HYB3, Class 7A1, 3.818% due 11/19/33	167,720
30,060	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB6, Class 2A1,
		3.030% due 1/25/33	30,094
115,699	AAA	GGP Mall Properties Trust, Series 2001-C1A, Class A3,
		3.180% due 2/15/14 (b)	116,374
413,975	AA+	Impac CMB Trust, Series 2003-8, Class 1A2, 3.030% due 10/25/33	414,541
183,653	AAA	Impac Secured Assets Corp., Series 2004-3, Class 1A4,
		2.930% due 11/25/34	183,823
51,815	AAA	Long Beach Mortgage Loan Trust, Series 2002-2, Class 2A,
		2.810% due 7/25/32	51,858
436,758	AAA	MASTR Alternative Loan Trust, Series 2003-7, Class 7A1,
		2.930% due 11/25/33	436,881
208,439	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 1A2,
		2.534% due 7/25/34	207,729

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.5% (continued)
		Residential Asset Securitization Trust:
$192,592	AAA	Series 2003-A11, Class A2, 2.980% due 11/25/33	$192,595
407,853	AAA	Series 2004-A2, Class 1A3, 2.930% due 5/25/34	408,882
83,824	AAA	Series 2004-A4, Class A2, 2.880% due 8/25/34	83,777
156,121	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2,
		2.930% due 6/25/33	156,206
		Sequoia Mortgage Trust:
95,785	AAA	Series 9, Class 2A, 3.880% due 9/20/32	98,517
237,100	AAA	Series 2003-2, Class A1, 2.830% due 6/20/33	237,274
		Structured ARM Loan Trust:
340,375	AAA	Series 2004-1, Class 1A, 4.764% due 2/25/34	351,936
121,877	AAA	Series 2004-1, Class 2A, 2.840% due 2/25/34	121,901
150,741	AAA	Series 2004-7, Class A1, 2.800% due 6/25/34	150,581
188,064	Aaa*	Series 2004-17, Class A1, 2.824% due 11/25/34	189,553
		Structured Asset Mortgage Investments Inc.:
82,094	AAA	Series 2002-AR1, Class 1A, 4.431% due 3/25/32	82,682
116,967	AAA	Series 2002-AR1, Class 2A, 3.676% due 3/25/32	117,879
153,510	AAA	Series 2003-AR2, Class A1, 2.870% due 12/19/33	153,331
		Structured Asset Securities Corp.:
359,597	AAA	Series 2002-8A, Class 7A1, 3.633% due 5/25/32	363,268
114,348	AAA	Series 2002-18A, Class 4A, 3.952% due 9/25/32	117,681
57,310	AAA	Series 2003-8, Class 2A9, 3.030% due 4/25/33	57,328
26,357	AAA	Series 2003-NP3, Class A1, 3.030% due 11/25/33 (b)	26,391
367,609	AAA	Series 2004-NP1, Class A, 2.930% due 9/25/33 (b)	367,976
		Thornburg Mortgage Securities Trust:
371,174	AAA	Series 2004-1, Class I2A, 2.980% due 3/25/44	370,820
259,189	AAA	Series 2004-3, Class A, 2.900% due 9/25/34	259,782
		WaMu Mortgage Pass-Through Certificates:
224,504	AAA	Series 2002-AR1, Class 1A1, 4.322% due 11/25/30	225,855
150,000	AAA	Series 2003-AR10, Class A3B, 3.890% due 10/25/33	149,547
291,757	AAA	Series 2003-S6, Class 2A8, 2.930% due 7/25/18	292,471
191,926	AAA	Series 2004-AR2, Class A, 3.173% due 4/25/44	194,131
		Wells Fargo Mortgage Backed Securities Trust:
155,173	Aaa*	Series 2003-5, Class A4, 2.818% due 5/25/33	155,427
200,000	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34	199,096
285,789	AAA	Series 2004-Y, Class 1A1, 4.579% due 11/25/34	284,194

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $7,933,377)	7,921,913

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 10.0%
		Fannie Mae Grantor Trust:
493,639		Series 2001-T1, Class A2, 4.339% due 10/25/40	505,052
292,111		Series 2002-T18, Class A5, 4.232% due 5/25/42	298,888
221,621		Series 2002-T19, Class A4, 4.240% due 3/25/42	226,403
286,447		Series 2004-T2, Class 2A, 4.113% due 7/25/43	292,840

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO
Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 10.0% (continued)
	Fannie Mae REMIC Trust:
	Series 2003-117:
$71,467	Class DF, 3.080% due 12/25/33	$71,547
401,807	Class KF, 2.930% due 8/25/33	403,650
87,868	Series 2003-124, Class F, 2.830% due 1/25/34	88,137
488,473	Series 2004-31, Class FG, 2.930% due 8/25/33	490,106
	Fannie Mae Whole Loan:
133,656	Series 2003-W6, Class F, 2.880% due 9/25/42	134,299
167,929	Series 2003-W14, Class 2A, 4.086% due 1/25/43	172,560
291,174	Series 2003-W15, Class 3A, 4.123% due 12/25/42	298,541
	TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED

	MORTGAGE OBLIGATIONS (Cost — $2,981,943)	2,982,023

U.S. GOVERNMENT AGENCY PASS-THROUGHS - 25.9%
Federal Home Loan Mortgage Corporation (FHLMC) - 3.5%
	FHLMC One Year CMT ARM:
235,495	3.804% due 2/1/23	241,003
194,443	3.737% due 4/1/26	199,929
128,527	3.947% due 8/1/30	132,617
	FHLMC 3/1 Hybrid ARM:
274,890	3.640% due 7/1/29	283,753
198,043	3.372% due 10/1/33	198,232

		1,055,534

Federal National Mortgage Association (FNMA) - 19.8%
	FNMA Six Month LIBOR:
137,855	4.899% due 2/1/33	140,271
317,750	4.306% due 4/1/33	320,534
147,327	4.615% due 4/1/33	150,444
169,540	4.551% due 5/1/33	172,262
63,847	4.446% due 6/1/33	65,285
473,957	4.807% due 10/1/34	482,144
	FNMA One Year LIBOR:
146,043	4.074% due 1/1/33	147,956
250,984	4.243% due 6/1/33	253,777
339,946	4.057% due 7/1/33	342,116
168,989	4.179% due 10/1/33	170,890
187,906	3.424% due 7/1/43	189,793
	FNMA One Year CMT ARM:
566,081	3.465% due 8/1/15	566,953
446,949	3.209% due 4/1/20	450,773
497,432	3.980% due 1/1/26	511,368
211,714	3.882% due 7/1/26	217,787
304,885	3.757% due 5/1/28	310,833
258,510	3.987% due 5/1/28	267,594
161,324	4.202% due 5/1/28	167,139
176,097	4.767% due 9/1/32	179,519

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO
Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT		SECURITY	VALUE
Federal National Mortgage Association (FNMA) - 19.8% (continued)
$162,142		4.288% due 2/1/33	$163,861
169,300		4.067% due 5/1/33	170,819
301,740		4.210% due 7/1/33	300,554
185,399		3.106% due 8/1/33	187,591

			5,930,263

Government National Mortgage Association (GNMA) - 2.6%
		GNMA II One Year CMT ARM:
164,759		3.375% due 5/20/32	166,145
94,344		3.500% due 7/20/34	92,595
500,000		4.000% due 1/20/35	503,917

			762,657

		TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGHS
		(Cost — $7,768,203)	7,748,454

		TOTAL ADJUSTABLE-RATE SECURITIES
		(Cost — $26,254,037)	26,232,940

	RATING(a)
FIXED-RATE SECURITIES - 6.4%
ASSET-BACKED SECURITIES - 1.9%
400,000	AAA	Credit Acceptance Auto Dealer Loan Trust, Series 2004-1, Class A, 2.530% due 8/17/09 (b)	398,594
109,889	AA	MMCA Automobile Trust, Series 2001-4, Class A4, 4.920% due 8/15/07	110,630
42,905	AAA	Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A1F,
		2.550% due 1/7/10	42,895

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $554,120)	552,119

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
192,464	AAA	Merrill Lynch Mortgage Investors, Inc., Series 2003-A5, Class 2A3, 3.246% due 8/25/33 (Cost — $192,464)	191,930

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
116,762		Fannie Mae REMIC Trust, Series 2003-111, Class HR, 3.750% due 5/25/30	114,878
		Freddie Mac:
250,000		Series 2852, Class TE, 5.000% due 1/15/13	255,061
375,000		Series 2866, Class WA, 5.000% due 8/15/16	383,333

		TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED
		MORTGAGE OBLIGATIONS (Cost — $758,230)	753,272

U.S. GOVERNMENT AGENCY PASS-THROUGHS - 1.4%
		FNMA:
8,673		15 Year, 9.500% due 12/1/06	8,837
363,248		30 Year, 12.000% due 4/20/16	420,274

		TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGHS
		(Cost — $428,872)	429,111

		TOTAL FIXED-RATE SECURITIES
		(Cost — $1,933,686)	1,926,432

		SUB-TOTAL INVESTMENTS
		(Cost — $28,187,723)	28,159,372

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO
Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS - 11.7%
$488,000	Bank of America Corp. dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $488,034; (Fully collateralized by U.S. Government Agency Obligations, 0.000% to 7.000% due 2/1/05 to 1/15/14; Market value - $497,760)	$488,000

1,000,000	Deutsche Bank Securities Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $1,000,069; (Fully collateralized by U.S. Government Agency Obligations, 0.000% to 7.625%, due 2/3/05 to 7/15/32; Market value - $1,020,002)	1,000,000

1,000,000	Morgan Stanley dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $1,000,069; (Fully collateralized by Federal Home Loan Bank Bonds, 0.000% to 6.100% due 5/4/05 to 4/26/24; Market value - $1,029,843)	1,000,000

1,000,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $1,000,069; (Fully collateralized by U.S. Government Agency Obligations, 0.000% to 7.875% due 2/4/05 to 8/6/38; Market value - $1,020,003)	1,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost — $3,488,000)	3,488,000

	TOTAL INVESTMENTS - 105.9% (Cost - $31,675,723**)	31,647,372
	Liabilities in Excess of Other Assets - (5.9)%	(1,753,342)

	TOTAL NET ASSETS - 100.0%	$29,894,030

(a)	All ratings are by Standard & Poor’s Rating Service, except those identified by an asterisk (*), which are rated by Moody’s Investors Service Inc.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 20 and 21 for definitions of ratings.

Abbreviations used in this schedule:

ARM — Adjustable Rate Mortgage

CMT — Constant Maturity Treasury Index

REMIC — Real Estate Mortgage Investment Conduit

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney International All Cap Growth Portfolio (“SBIACG”) and the SB Adjustable Rate Income Portfolio (“SBARIP”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Salomon Brothers Strategic Total Return Bond Portfolio (“SBSTRB”) is a separate non-diversified investment fund of the Company. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets and in the over-the-counter markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. U.S. government agencies and obligations and other fixed income securities are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b)Repurchase Agreements. SBIACG, SBSTRB and SBARIP may enter into repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to Schedules of Investments (unaudited) (continued)

(c) Financial Futures Contracts. SBIACG, SBSTRB and SBARIP may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Forward Foreign Currency Contracts. SBIACG and SBSTRB may enter into forward currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(e) Lending of Portfolio Securities. SBIACG, SBSTRB and SBARIP have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receive a lender’s fee. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any losses in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(f) Securities Traded on a To-Be-Announced Basis. SBSTRB and SBARIP may trade securities on a “to-be-announced” (‘TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known, for example the face amount and maturity date in U.S. Government Agency Mortgage Past-Throughs transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. SBSTRB and SBARIP may enter into mortgage dollar roll transactions. The Funds enter into dollar rolls in which the Funds sell mortgage-backed

Notes to Schedules of Investments (unaudited) (continued)

securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of the similar securities.

(h) Fund Concentration. The investments by SBIACG and SBSTRB in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of SBIACG and SBSTRB. Foreign investments may also subject SBIACG and SBSTRB to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

(i) Credit and Market Risk. SBSTRB invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investments in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

(k) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	SBIACG	SBSTRB	SBARIP
Gross unrealized appreciation	$48,470,244	$749,072	$33,315
Gross unrealized depreciation	(5,153,284)	(244,013)	(61,666)

Net unrealized appreciation (depreciation)	$43,316,960	$505,059	$(28,351)

At January 31, 2005, SBSTRB had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
To Sell
U.S. 2 year Treasury Notes	1	3/05	$209,748	$209,063	$685
U.S. 5 year Treasury Notes	9	3/05	989,034	983,250	5,784
U.S. 10 year Treasury Notes	4	3/05	449,784	449,063	721

To Buy
U.S. Treasury Bonds	5	3/05	558,143	574,219	16,076

Net Unrealized Gain on Open Futures Contracts					$23,266

At January 31, 2005, SBIACG loaned securities having a market value of $21,245,638. SBIACG received cash collateral amounting to $23,135,121 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund. At January 31, 2005, SBSTRB and SBARIP did not have any securities on loan.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date	March 29, 2005

By	/s/ James M. Giallanza
James M. Giallanza Chief Financial Officer

Date	March 29, 2005